Note 13 - Commitments, Contingencies and Guarantees (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016	Oct. 31, 2016	Oct. 12, 2016
Operating Leases, Rent Expense	$ 5,100	$ 4,900	$ 4,400
Cash Settled Restricted Share Units Nonvested Total Compensation Cost Not Yet Recognized	$ 900	$ 0
Derivative Instrument, Shares of Common Stock Held	242,000
Appterra LLC [Member]
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High				$ 4,600	$ 1,600
Business Combination, Contingent Consideration, Liability	$ 2,200				$ 700
Accounts Payable and Accrued Liabilities [Member]
Capital Lease Obligations	$ 100